Subsequent event	12 Months Ended
Dec. 31, 2022
TextBlock1 [Abstract]
Subsequent Event
21. Subsequent event
In January 2023, the Board of Directors authorized a normal course issuer bid (“NCIB”) to provide a return of capital to shareholders. In February, the Company’s application to the Toronto Stock Exchange (“TSX”) for the NCIB was approved. This has allowed the Company to initiate a share buyback program over the next
 12
months beginning February 27, 2023 on the TSX, NYSE American and other marketplaces, of up to
10
 percent of the Company’s “public float”, as defined by the TSX (a maximum of
 8,073,847
 common shares, with a daily purchase limit on the TSX of 85,192 common shares, subject to certain exceptions for block purchases). Purchases under the NCIB are subject to maintaining at least
$65

million of liquidity and otherwise complying with our debt agreements.